Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Salaries and benefits	$ 1,687	$ 1,002
Accrued earn out obligation related to acquisition		500
Sales tax payable	519	269
Professional fees	294	149
Vendor purchases	72	140
Customer deposits	54	137
Other	181	25
Total accrued expenses and other current liabilities	$ 2,807	$ 2,222